UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Latigo Partners, L.P.
           --------------------------------------------------
Address:   590 Madison Avenue
           --------------------------------------------------
           9th Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Malek
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     212-754-1610
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Paul Malek              New York, NY             11/14/08
       ------------------------   --------------------   -----------------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              2
                                               -------------

Form 13F Information Table Entry Total:         15
                                               -------------

Form 13F Information Table Value Total:        $172,779
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

         1         028-12849                   David H. Ford
         2         028-12847                   David Sabath


                                                  FORM13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN3      COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
                                                                         SHRS OR    SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    VALUE(x$1000)  PRN AMT    PRN  CALL  DISCRETION MANAGERS SOLE SHARED NONE
---------------------------   --------------    --------  ------------- --------  ----- ----- ----------- -------- -----------------

ABITIBIBOWATER INC            COM              003687100           2,978    769,600 SH         Defined    1, 2           769,600
CADIZ INC                     COM NEW          127537207           5,721    300,000 SH         Defined    1, 2           300,000
CALPINE CORP                  COM NEW          131347304           2,355    181,186 SH         Defined    1, 2           181,186
ENER1 INC                     COM NEW          29267A203           3,188    408,200 SH         Defined    1, 2           408,200
ENERGY XXI (BERMUDA) LTD      COM SHS          G10082108           5,269  1,733,300 SH         Defined    1, 2         1,733,300
GEORGIA GULF CORP             COM PAR $0.01    373200203             250    100,000 SH         Defined    1, 2           100,000
HERCULES OFFSHORE INC         COM              427093109           5,230    345,000 SH         Defined    1, 2           345,000
IDEARC INC                    COM              451663108           1,250  1,000,000 SH         Defined    1, 2         1,000,000
MEDIACOM COMMUNICATIONS CORP  CL A             58446K105           3,630    613,200 SH         Defined    1, 2           613,200
NAVISTAR INTL CORP NEW        COM              63934E108           3,874     71,500 SH         Defined    1, 2            71,500
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104           9,728    250,000 SH   CALL  Defined    1, 2
R H DONNELLEY CORP            COM NEW          74955W307           3,890  1,954,675 SH         Defined    1, 2         1,954,675
SAVVIS INC                    NOTE 3.000% 5/1  805423AA8           5,280  8,000,000 PRN        Defined    1, 2
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605           9,945    500,000 SH   CALL  Defined    1, 2
SPDR TR                       UNIT SER 1       78462F103         110,191    950,000 SH   PUT   Defined    1, 2
